Shareholders' Equity and Other Equity instruments - Summary of Issued Share Capital and Reserves Attributable To Shareholders (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Ordinary shares [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	€ 229	€ 229
Beginning balance	229	241
Shares withdrawn	0	(12)
Ending balance	229	229
Shareholders of Aegon Ltd. [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	229	229
Share premium	6,853	6,853
Total share capital	7,082	7,082
Beginning balance	229
Ending balance	€ 229	€ 229